Derivative Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2016.

	Notional Amount	Weighted Average Rate Received/ (Paid)	Impact of a 1 basis point change in interest rates	Repricing Frequency
Derivative Assets	$52,975	5.07%	$30	Monthly
Derivative Liabilities	(52,975)	-5.07%	(30)	Monthly

Net Exposure	$—		$—

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2015.

	Notional Amount	Weighted Average Rate Received/ (Paid)	Impact of a 1 basis point change in interest rates	Repricing Frequency
Derivative Assets	$35,534	5.31%	$20	Monthly
Derivative Liabilities	(35,534)	-5.31%	(20)	Monthly

Net Exposure	$—		$—